EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following shows the evolution of the share options for the years ended at December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at the beginning of year	400,697	31.36	546,827	30.91
Forfeited during the year	—	—	(500)	32.36
Exercised during the year	(146,966)	30.19	(145,630)	28.18
Balance at end of year	253,731	33.89	400,697	31.36
The following shows the evolution of the RSUs for the years ended at December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price
Balance at the beginning of year	1,165,036	165.42	1,089,727	166.04
RSU granted during the year	348,967	190.60	378,323	169.61
Forfeited during the year	(82,207)	182.86	(45,935)	201.71
Issued during the year	(248,729)	205.95	(257,079)	167.22
Balance at end of year	1,183,067	166.30	1,165,036	165.42

The following shows the evolution of the SEUs for the years ended at December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of SEU	Weighted Average Fair Value	Number of SEU	Weighted Average Fair Value
Balance at the beginning of year	28,059	237.98	57,779	168.16
Forfeited during the year	(2,841)	199.82	(19,796)	190.43
Issued during the period	(8,632)	157.35	(9,924)	190.43
Balance at end of year	16,586	161.12	28,059	237.98
The following tables summarizes the SEU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Phantom Stock Units	Fair value at grant date ($)	Expense as of December 31, 2024 ($) (*)
2022	268.05	9,539	2,564	497

2022	210.07	798	169	40

2022	181.2	5,465	988	394

2022	169.78	784	133	2

TOTAL		16,586	3,854	933

(*) Includes social security taxes.

25.2 - Share options exercised, RSU and SEU vested during the year:

	As of December 31, 2024		As of December 31, 2023
	Number of options exercised	Exercise price	Number of options exercised	Exercise price
Granted in 2014	43,921	10.00	23,317	10.00
Granted in 2015	18,445	from 28.31 to 29.34	48,969	from 28.31 to 29.34
Granted in 2016	46,100	32.36	46,344	from 29.01 to 32.36
Granted in 2017	—	—	7,500	36.30
Granted in 2018	38,500	46.00	17,500	from 44.97 to 55.07
Granted in 2019	—	—	2,000	52.10
Balance at end of the year	146,966		145,630
The following tables summarizes the RSU vested during the years 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2019	1,750	87.44	59,099	from 52.10 to 103.75
Granted in 2020	46,315	from 130.99 to 189.53	64,232	from 130.99 to 189.53
Granted in 2021	31,652	from 232.11 to 298.47	37,455	from 200.61 to 298.47
Granted in 2022	38,543	from 167.46 to 265.96	47,029	from 167.46 to 265.96
Granted in 2023	66,926	from 137.78 to 235.62	49,264	from 137.78 to 173.26
Granted in 2024	63,543	from 160.00 to 244.61	—	—
Balance at end of the year	248,729		257,079
The following tables summarizes the SEU vested during the years 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of SEU's vested	Exercise price	Number of SEU's vested	Exercise price

Granted in 2022	8,632	from 154.06 to 225.93	9,924	from 186.75 to 226.50
Balance at end of the year	8,632		9,924

Schedule of Shares Granted
The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2024 ($) (*)
2020	from 130.99 to 189.53	7,500	1,129	1,305

2021	from 232.11 to 298.47	38,792	11,177	4,877

2022	from 138.00 to 265.96	659,962	97,077	17,429

2023	from 137.78 to 233.10	189,672	31,552	14,805

2024	from 152.98 to 223.17	277,480	53,487	12,974

Subtotal		1,173,406	194,422	51,390

Non employees RSU

2020	from 130.99 to 189.53	—	—	48

2021	from 232.11 to 267.19	750	174	46

2022	from 138.00 to 226.30	1,900	407	(78)

2023	from 146.28 to 235.62	1,702	346	581

2024	from 179.46 to 244.61	5,309	1,122	538

Subtotal		9,661	2,049	1,135
TOTAL		1,183,067	196,471	52,525

The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2024	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2024 ($) (*)
2015	from 28.31 to 34.20	59,208	59,208	413	413	420

2016	from 29.01 to 32.36	155,523	155,323	1,185	1,185	1,101

2018	from 46.00 to 50.92	39,000	39,000	792	792	276

TOTAL		253,731	253,531	2,390	2,390	1,797

(*) Includes social security taxes.
Schedule of Fair Value of Shares Exercised
The American Binomial model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term and risk-free interest rate.

Assumptions	Granted in 2022 for 2014 Plan
	Original Assumptions	Modifications to Original Assumptions
		Non US Employees	US Employees
Stock price	206.23	133.3	128.8
Expected life	7 years	8 years	7 years
Volatility	42.78%	—	—
Risk-free interest rate	2.63%	—	—

The share based payment was modified in June 29, 2023 as detailed in the table above. The incremental fair value determined was 19.63 and 14.61 for Non US Employees and US Employees, respectively, and will be accrued in the remaining period.